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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2001

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:           ShareInVest Research L.P.
Address:        c/o The Millburn Corporation
                1270 Avenue of the Americas
                New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          New York, New York              August 10, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $108,497
                                            (thousands)

List of Other Included Managers:            None



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
                                            FORM 13F INFORMATION TABLE

       COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8
       --------              --------      --------   --------      --------       --------    --------          --------
                                                        VALUE   SHRS OR SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
    --------------         --------------    -----    --------  ----------------  ----------   --------  ------------------------

AMERICAN AXLE & MFG
HLDGS INC                      COM         024061103    5,007   294,500  SH          Sole        N/A     294,500
AMERICAN EAGLE
OUTFITTERS NEW                 COM         02553E106    8,149   231,250  SH          Sole        N/A     231,250
ARCH COAL INC.                 COM         039380100    1,811    70,000  SH          Sole        N/A      70,000
BEST BUY INC                   COM         086516101    1,283    20,200  SH          Sole        N/A      20,200
BOYDS COLLECTION LTD           COM         103354106    1,911   153,900  SH          Sole        N/A     153,900
C H ROBINSON WORLDWIDE
INC                            COM         12541W100        6       200  SH          Sole        N/A         200
CIRCUIT CITY STORE INC     CRCT CITY GRP   172737108    2,457   136,500  SH          Sole        N/A     136,500
ETHAN ALLEN INTERIORS INC      COM         297602104    1,721    52,950  SH          Sole        N/A      52,950
GOOD GUYS INC                  COM         382091106    1,472   400,000  SH          Sole        N/A     400,000
HEARTLAND EXPRESS INC          COM         422347104    2,204    96,656  SH          Sole        N/A      96,656
KNIGHT TRANSN INC              COM         499064103    2,898   141,000  SH          Sole        N/A     141,000
KOHLS CORP                     COM         500255104   16,724   266,600  SH          Sole        N/A     266,600
LOWES COS INC                  COM         548661107    3,069    42,300  SH          Sole        N/A      42,300
MAXIM INTEGRATED PRODS
INC                            COM         57772K101    5,036   113,900  SH          Sole        N/A     113,900
MAZEL STORES INC               COM         578792103      299   106,800  SH          Sole        N/A     106,800
MEDTRONIC INC                  COM         585055106    5,066   110,100  SH          Sole        N/A     110,100
NEXTEL COMMUNICATIONS
INC                            CLA         65332V103    2,419   138,200  SH          Sole        N/A     138,200


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ORION PWR HLDGS INC.           COM         686286105    1,071    45,000  SH          Sole        N/A      45,000
OUTBACK STEAKHOUSE INC                     689899102    2,909   101,000  SH          Sole        N/A     101,000
PACTIV CORP                    COM         695257105    1,005    75,000  SH          Sole        N/A      75,000
PINNACLE HLDGS INC             COM         72346N101      601   100,000  SH          Sole        N/A     100,000
PROFESSIONAL STAFF PLC     SPONSORED ADR   74315R105      748   171,900  SH          Sole        N/A     171,900
RARE HOSPITALITY INTL
INC                            COM         753820109    5,105   225,900  SH          Sole        N/A     225,900
RYANAIR HLDGS PLC          SPONSORED ADR   783513104    3,486    67,100  SH          Sole        N/A      67,100
SHAW GROUP INC                 COM         820280105    3,609    90,000  SH          Sole        N/A      90,000
SHIRE PHARMACEUTICAL
GRP PLC                    SPONSORED ADR   828481R106   2,775    50,000  SH          Sole        N/A      50,000
SKYWEST INC                    COM         830879102    1,509    53,900  SH          Sole        N/A      53,900
STAPLES INC                    COM         855030102    7,258   453,897  SH          Sole        N/A     453,897
SUBURBAN LODGES
AMER INC                       COM         864444104    1,383   179,600  SH          Sole        N/A     179,600
SUPERTEX INC                   COM         868532102      539    43,700  SH          Sole        N/A      43,700
TWEETER HOME ENTMT
GRP INC                        COM         901167106   14,967   424,000  SH          Sole        N/A     424,000

       TOTAL                                          108,497
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